ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES	ACCOUNTING CHANGES
Changes in Accounting Policies for 2022
Reference Rate Reform
In March 2020, FASB issued optional guidance with respect to the expected cessation of certain reference interest rates. The guidance provides optional expedients for contracts and hedging relationships that are affected by reference rate reform if certain criteria are met. In December 2022, FASB issued an update to defer the sunset date of the guidance to December 31, 2024. For eligible hedging relationships, the Company has applied the optional expedient allowing an entity to assume that the hedged forecasted transaction in a cash flow hedge is probable of occurring. The Company expects to use practical expedients available in the guidance to treat contract modifications as events that do not require contract remeasurement or reassessment of previous accounting determinations. As such, these changes are not expected to have a material impact on the Company's consolidated financial statements.
Government Assistance
In November 2021, the FASB issued new guidance that expands annual disclosure requirements for entities that account for a transaction with a government by applying a grant or contribution accounting model by analogy to other accounting guidance. Entities are required to disclose the nature of the transactions, the related accounting policies used to account for the transactions, the effect of the transactions on an entity’s financial statements and any significant terms and conditions of the transaction. This new guidance is effective for annual disclosure requirements at December 31, 2022 and can be applied either prospectively or retrospectively, with early application permitted. The Company adopted the guidance effective January 1, 2022 on a prospective basis and it did not have a material impact on the Company's consolidated financial statements.
Contract Assets and Liabilities from Contracts with Customers
In October 2021, the FASB issued new guidance that amends the accounting for contract assets and liabilities from contracts with customers acquired in a business combination. At the acquisition date, an acquirer should account for the contract assets and liabilities in accordance with guidance on revenue from contracts with customers. This new guidance is effective January 1, 2023 and is applied prospectively with early adoption permitted. Early adoption requires the application of the amendments retrospectively to all business combinations with an acquisition date in the year of early adoption. The Company elected to adopt the new guidance effective January 1, 2022 and it did not have any impact on the Company's consolidated financial statements.